Segment Data (Tables)	12 Months Ended
Dec. 31, 2012
Segment Data [Abstract]
Segment information - Revenues from Services, Operating Unit Profit (Loss)
Total assets for the segments are reported after the elimination of investments in subsidiaries and intercompany accounts.

Year Ended December 31	2012	2011	2010
Revenues from Services(a)
Americas:
United States(b)	$3,010.5	$3,137.3	$2,783.4
Other Americas	1,585.4	1,512.1	1,265.5
	4,595.9	4,649.4	4,048.9
Southern Europe:
France	5,425.6	6,179.1	5,208.6
Italy	1,056.8	1,255.8	1,044.2
Other Southern Europe	768.5	776.9	698.9
	7,250.9	8,211.8	6,951.7
Northern Europe	5,773.9	6,159.4	5,344.1
APME	2,728.8	2,661.7	2,147.2
Right Management	328.5	323.7	374.6
	$20,678.0	$22,006.0	$18,866.5
Operating Unit Profit (Loss)
Americas:
United States	$60.8	$94.1	$42.8
Other Americas	50.6	47.8	36.5
	111.4	141.9	79.3
Southern Europe:
France	56.7	85.2	47.1
Italy	45.4	74.1	47.5
Other Southern Europe	10.1	10.8	7.2
	112.2	170.1	101.8
Northern Europe	159.8	212.6	150.2
APME	90.7	78.8	47.2
Right Management	13.4	(1.4)	3.5
	487.5	602.0	382.0
Corporate expenses	(112.0)	(123.1)	(101.2)
Goodwill and intangible asset impairment charges	—	—	(428.8)
Intangible asset amortization expense(c)	(36.7)	(38.9)	(39.3)
Reclassification of French business tax(d)	72.9	84.2	65.3
Interest and other expenses	(43.3)	(44.3)	(43.2)
Earnings (loss) before income taxes	$368.4	$479.9	$(165.2)

Revenues by geographical region

Revenues from Services	2012	2011	2010
United States	$3,132.0	$3,254.6	$2,940.1
France	5,448.3	6,201.9	5,240.7
Italy	1,061.6	1,277.1	1,065.0
United Kingdom	1,898.1	1,880.4	1,822.2
Total Foreign	17,546.0	18,751.4	15,926.4

(b)
The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which are discussed further on the financial highlights page.

(c)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

(d)
The French business tax is reported in provision for income taxes rather than in cost of services, in accordance with the current accounting guidance on income taxes. However, we view this tax as operational in nature. Accordingly, the financial information reviewed internally continues to include the French business tax within the operating unit profit of our France reportable segment. Therefore, we have shown the amount of the French business tax above to reconcile to our earnings (loss) before income taxes.

Segment information - Depreciation and Amortization Expense, Equity Investments, Earnings from Equity Investment, Long-Lived Assets and Additions to Long-Lived Assets

Year Ended December 31	2012	2011	2010
Depreciation and Amortization Expense
Americas:
United States	$13.4	$13.5	$15.4
Other Americas	4.2	4.0	3.7
	17.6	17.5	19.1
Southern Europe:
France	13.1	12.4	12.6
Italy	2.7	3.3	3.8
Other Southern Europe	2.4	2.7	2.9
	18.2	18.4	19.3
Northern Europe	15.8	17.0	18.3
APME	4.9	5.1	4.6
Right Management	5.1	5.9	7.3
Corporate	2.2	1.6	2.2
Amortization of intangible assets(a)	36.7	38.9	39.3
	$100.5	$104.4	$110.1
Earnings from Equity Investments
Americas:
United States	$—	$—	$—
Other Americas	—	—	—
	—	—	—
Southern Europe:
France	—	(0.4)	(0.6)
Italy	—	—	—
Other Southern Europe	—	—	—
	—	(0.4)	(0.6)
Northern Europe	2.5	4.3	5.2
APME	—	—	—
Right Management	—	—	—
	$2.5	$3.9	$4.6

(a)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Year Ended December 31	2012	2011	2010
Total Assets
Americas:
United States	$1,511.0	$1,429.9	$1,361.4
Other Americas	317.5	291.8	257.6
	1,828.5	1,721.7	1,619.0
Southern Europe:
France	1,756.2	1,822.7	1,826.0
Italy	301.2	301.3	271.3
Other Southern Europe	187.8	170.3	170.6
	2,245.2	2,294.3	2,267.9
Northern Europe	1,732.5	1,714.3	1,682.2
APME	491.7	472.4	395.1
Right Management	95.4	75.7	86.1
Corporate(a)	619.3	621.3	679.4
	$7,012.6	$6,899.7	$6,729.7
Equity Investments
Americas:
United States	$3.0	$—	$—
Other Americas	—	—	—
	3.0	—	—
Southern Europe:
France	0.1	0.1	0.4
Italy	—	—	—
Other Southern Europe	—	—	—
	0.1	0.1	0.4
Northern Europe	81.5	75.0	70.5
APME	0.7	0.8	0.7
Right Management	—	—	—
	$85.3	$75.9	$71.6

(a)	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Year Ended December 31	2012	2011	2010
Long-Lived Assets(a)
Americas:
United States	$32.8	$35.5	$39.7
Other Americas	11.2	10.5	9.7
	44.0	46.0	49.4
Southern Europe:
France	59.4	46.0	43.2
Italy	7.0	7.9	7.7
Other Southern Europe	8.6	8.5	8.9
	75.0	62.4	59.8
Northern Europe	40.4	43.3	45.3
APME	22.4	23.3	17.8
Right Management	12.4	11.4	15.9
Corporate	1.2	2.5	4.0
	$195.4	$188.9	$192.2
Additions to Long-Lived Assets
Americas:
United States	$11.6	$10.0	$6.4
Other Americas	5.0	5.5	3.7
	16.6	15.5	10.1
Southern Europe:
France	25.6	16.4	18.8
Italy	1.8	3.7	3.6
Other Southern Europe	2.2	3.1	2.0
	29.6	23.2	24.4
Northern Europe	12.8	18.4	13.7
APME	5.6	5.5	7.2
Right Management	7.4	2.3	2.9
Corporate	—	—	0.2
	$72.0	$64.9	$58.5

Long-lived assets by geographical region

Long-Lived Assets	2012	2011	2010
United States	$39.7	$41.1	$48.2
France	61.0	48.1	45.8
Italy	7.1	8.1	8.1
United Kingdom	11.0	12.9	15.3
Total Foreign	155.7	147.8	144.0